Share Capital (Details) - Schedule of outstanding warrants to purchase common shares - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number outstanding		$ 19,512,039	$ 2,786,534 [1]
August 2017 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years	5 years
Exercise price (in Dollars per share)		$ 42	$ 42
Number outstanding		$ 37,500	$ 37,500
Expiration		August 11, 2022	August 11, 2022
August 2017 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years	5 years
Exercise price (in Dollars per share)		$ 42	$ 42
Number outstanding		$ 11,876	$ 11,876
Expiration		August 16, 2022	August 16, 2022
August 2017 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years	5 years
Exercise price (in Dollars per share)		$ 42	$ 42
Number outstanding		$ 25,625	$ 25,625
Expiration		August 22, 2022	August 22, 2022
April 2018 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years	5 years
Exercise price (in Dollars per share)		$ 5.6	$ 5.6
Number outstanding		$ 111,563	$ 111,563
Expiration		April 17, 2023	April 17, 2023
March 2020 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		3 years	3 years
Exercise price (in Dollars per share)		$ 0.6	$ 0.6
Number outstanding		$ 31,000	$ 905,820
Expiration		March 23, 2023	March 23, 2023
April 2020 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years	5 years
Exercise price (in Dollars per share)		$ 0.92	$ 0.92
Number outstanding		$ 579,500	$ 1,694,000
Expiration		April 30, 2025	April 30, 2025
May 2021 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years
Exercise price (in Dollars per share)		$ 1.375
Number outstanding		$ 224,000
Expiration		May 27, 2026
July 2021 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		3 years
Exercise price (in Dollars per share)		$ 4
Number outstanding		$ 2,000,000
Expiration	[2]
August 2021 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		3 years
Exercise price (in Dollars per share)		$ 6.5
Number outstanding		$ 2,595,488
Expiration		August 25, 2024
August 2021 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		3 years
Exercise price (in Dollars per share)		$ 7.5
Number outstanding		$ 2,595,488
Expiration		August 25, 2024
September 2021 [Member]
Class of Warrant or Right [Line Items]
Contractual life (years)		5 years
Exercise price (in Dollars per share)		$ 9.5
Number outstanding		$ 11,299,999
Expiration		September 8, 2026

[1]	Includes 1,860,320 of warrants to purchase common shares, in the aggregate, outstanding to related parties at December 31, 2020.
[2]	These warrants require shareholder approval to exercise, which has not occurred as of September 30, 2021, and expire on the third anniversary of the initial exercise date.